Significant Accounting Policies - Additional Information (Details) ¥ in Thousands			12 Months Ended
	May 01, 2016	Apr. 30, 2016	Dec. 31, 2018 CNY (¥) PerformanceObligation Customer $ / ¥	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Significant Accounting Policies [Line Items]
Currency exchange rate, Renminbi ("RMB") to U.S. dollar | $ / ¥			6.8755
Advertising expenses			¥ 983,012	¥ 499,294	¥ 188,516
Cash and cash equivalents available for conversion to foreign currency			¥ 157,103	¥ 104,244
Percentage of cash and cash equivalents available for conversion to foreign currency			12.60%	18.60%
Total Net Revenues | Customer Concentration Risk
Significant Accounting Policies [Line Items]
Number of Customers | Customer			0
Revenues from customers individually representing portion of total net revenues			10.00%
Other Income [Member]
Significant Accounting Policies [Line Items]
Government subsidies			¥ 28,688	¥ 3,223	¥ 1,601
Maximum
Significant Accounting Policies [Line Items]
Time for full refund of transaction price			24 hours
Time for partial refund of transaction price			7 days
Term of repayment of principal installments on which interest expense and service fees payable			12 months
Minimum
Significant Accounting Policies [Line Items]
Term of repayment of principal installments on which interest expense and service fees payable			3 months
Degree- or Diploma-oriented Post-secondary Courses
Significant Accounting Policies [Line Items]
Weighted average service period			31 months
Professional Certification Preparation and Professional Skills Courses
Significant Accounting Policies [Line Items]
Weighted average service period			20 months
Online Education Service and Insurance Service [Member]
Significant Accounting Policies [Line Items]
Number of performance obligation | PerformanceObligation			2
Educational Services
Significant Accounting Policies [Line Items]
Rate of business tax and related surcharges		3.36%
Rate of VAT	3.00%
Educational Services | Tianjin Shangde
Significant Accounting Policies [Line Items]
Rate of VAT	6.00%
Non-educational Services
Significant Accounting Policies [Line Items]
Rate of business tax and related surcharges		5.60%
Rate of VAT	6.00%